SHARE CAPITAL - Dividends (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
SHARE CAPITAL
Cash dividends per share	$ 1,638	$ 1,092	$ 1,020	$ 950	$ 888	$ 830